ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Golar Partners and Hygo Disposals Net Income of Equity Method Investments for the period ended April 15 (Details) - USD ($)
$ in Thousands
	4 Months Ended	12 Months Ended
	Apr. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		$ (189,620)	$ 50,448	$ (142,912)
Gain on disposal of discontinued operations		113,170	574,941
Equity method investments		104,108	52,215	44,385
Realized accumulated comprehensive losses on disposal of investment in affiliate		0	(43,380)	0
Golar Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations	$ 8,116			(136,832)
Golar Partners | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees incurred in relation to the release of tax indemnity guarantee liability	2,000
Hygo and subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations	(15,008)			(39,157)
Hygo and subsidiaries | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Realized accumulated comprehensive losses on disposal of investment in affiliate	43,400
Golar Partners And Hygo Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations	(6,892)	0	(6,892)	(175,989)
Gain on disposal of discontinued operations	574,939	$ 0	$ 574,941	0
Net (loss)/income from discontinued operations	568,047			$ (175,989)
Consideration received	876,300
Golar Partners And Hygo Energy | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investments	257,300
Discontinued operation, transaction cost	$ 2,700